Shareholder Report	6 Months Ended
May 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dreyfus Institutional Liquidity Funds
Entity Central Index Key	0001717375
Document Period End Date	May 31, 2024
Dreyfus Treasury and Agency Liquidity Money Market Fund
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury and Agency Liquidity Money Market Fund
Class Name	Dreyfus Treasury and Agency Liquidity Money Market Fund
Trading Symbol	DTLXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Dreyfus Treasury and Agency Liquidity Money Market Fund | Dreyfus Treasury and Agency Liquidity Money Market Fund
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Treasury and Agency Liquidity Money Market Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dreyfus Treasury and Agency Liquidity Money Market Fund	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Net Assets	$ 12,681,000,000
Holdings Count	10
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings
$12,681	10

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview